INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7     INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

		As of December 31,
	Note	2023	2024

Customer contracts		1,518,587	1,451,341
Software		72,077	77,180
Licenses		15,782	6,000
Others		204	464
		1,606,650	1,534,985
Less: accumulated amortization		(801,612)	(955,507)
Less: impairment losses	2(n)	(116,748)	(98,364)
Intangible assets, net		688,290	481,114

Amortization of intangible assets was RMB235,292, RMB314,666 and RMB214,436 for the years ended December 31, 2022, 2023 and 2024, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2025	188,041
2026	173,397
2027	48,919
2028	19,808
2029	14,714
Thereafter	36,235
Total	481,114